Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Condensed Balance Sheets

	As of December 31
	2020	2021
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	92,123	6,724	1,055
Restricted cash	—	5,998	941
Derivative assets	—	5,989	940
Due from the entities within the Group	6,930	6,871	1,078
Prepayments and other current assets	2,511	7,314	1,148

Total current assets	101,564	32,896	5,162

Non-current assets:
Long-term investments	494,394	400,809	62,896
Other receivables	—	638	100
Intangible assets, net	28	—	—

Total non-current assets	494,422	401,447	62,996

Total assets	595,986	434,343	68,158

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Short-term loans	—	150,000	23,538
Accrued liabilities and other current liabilities	2,018	2,258	354
Due to the entities within the Group	42,012	63,366	9,944
Convertible notes	225,229	—	—

Total current liabilities	269,259	215,624	33,836

Non-current liabilities:
Deferred revenue	5,488	3,276	514

Total non-current liabilities	5,488	3,276	514

Total liabilities	274,747	218,900	34,350

Shareholders’ equity
Class A common shares (par value of US$0.0001 per share as of December 31, 2020 and 2021; 4,920,000,000 shares authorized as of December 31, 2020 and 2021, 61,392,170 shares and 62,036,273 shares issued and outstanding as of December 31, 2020 and 2021, respectively)	37	38	6
Class B common shares (par value of US$0.0001 per share as of December 31, 2020 and 2021; 30,000,000 shares authorized as of December 31, 2020 and 2021, 17,000,189 shares and 17,000,189 shares issued and outstanding as of December 31, 2020 and 2021)	11	11	2
Additional paid-in capital	988,812	1,021,961	160,368
Accumulated deficit	(678,434)	(819,018)	(128,522)
Accumulated other comprehensive income	10,813	12,451	1,954

Total shareholders’ equity	321,239	215,443	33,808

Total liabilities and shareholders’ equity	595,986	434,343	68,158

Condensed Statements of Comprehensive Loss

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Revenues	—	—	—	—
Cost of Revenues	—	—	—	—

Gross profit	—	—	—	—

Operating expenses
Research and development	—	—	—	—
Sales and marketing	—	—	(553)	(87)
General and administrative	(14,389)	(15,938)	(17,785)	(2,791)
Share of losses of subsidiaries and VIE	(93,328)	(193,109)	(117,029)	(18,364)

Total operating expenses	(107,717)	(209,047)	(135,367)	(21,242)

Loss from operations	(107,717)	(209,047)	(135,367)	(21,242)

Foreign exchange loss, net	—	6	(3,351)	(525)
Interest income	2,754	544	363	57
Interest expense	(10,178)	(10,654)	(7,820)	(1,227)
Other income (loss)	5,300	(5,924)	(469)	(74)
Change in fair value of foreign currency swap contract	—	—	6,060	951

Loss before income taxes	(109,841)	(225,075)	(140,584)	(22,060)
Income tax expenses	—	—	—	—

Net loss	(109,841)	(225,075)	(140,584)	(22,060)

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Net loss attributable to common share holders	(109,841)	(225,075)	(140,584)	(22,060)

Other comprehensive income (loss)
Foreign currency translation adjustments	(2,037)	4,450	1,638	257

Total other comprehensive income (loss), net of tax	(2,037)	4,450	1,638	257

Comprehensive loss	(111,878)	(220,625)	(138,946)	(21,803)

Condensed Statements of Cash Flows

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Net cash provided by/ (used in) operating activities	15,273	(17,412)	(24,383)	(3,826)
Net cash used in investing activities	(95,412)	(6,525)	(4,859)	(762)
Net cash provided by/ (used in) financing activities	(33,845)	5,257	(54,520)	(8,555)
Effect of exchange rate changes	(9,763)	(3,686)	4,361	683

Net decrease in cash and cash equivalents	(123,747)	(22,366)	(79,401)	(12,460)

Cash and cash equivalents at the beginning of year	238,236	114,489	92,123	14,456

Cash and cash equivalents at the end of year	114,489	92,123	12,722	1,996